EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2017
EQUITY-ACCOUNTED INVESTMENTS
EQUITY-ACCOUNTED INVESTMENTS

15.  EQUITY-ACCOUNTED INVESTMENTS

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Joint arrangements

Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as: the approval of the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.

Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:

•	The structure of the joint arrangement – whether it is structured through a separate vehicle.
•	When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:

   - the legal form of the separate vehicle; and

   - the terms of the contractual arrangement.

This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.

ACCOUNTING POLICY

The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for it liabilities.

Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance, form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.

The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

The Group holds the following equity-accounted investments:

Figures in million - SA rand	Notes	2017	2016	2015
Rand Refinery	15.1	198.4	72.4	148.7
Mimosa	15.2	2,012.9	2,049.3	-
Other equity-accounted investments		32.8	35.7	18.8
Total equity-accounted investments		2,244.1	2,157.4	167.5

MATERIAL EQUITY-ACCOUNTED INVESTMENTS

15.1 RAND REFINERY

Sibanye-Stillwater has a 33.1% interest in Rand Refinery Proprietary Limited (Rand Refinery), a company incorporated in South Africa, which is involved in the refining of bullion and by-products sourced from, inter alia, South African and foreign gold producing mining companies. Rand Refinery is accounted for using the equity method.

On 18 December 2014, Rand Refinery drew down R1.029 billion under a R1.2 billion subordinated shareholders loan (the Facility), with Sibanye-Stillwater’s proportional share being R384.6 million. Amounts drawn down under the Facility were repayable within two years from the first draw down date. If the loan was not repaid within two years, it would automatically convert into equity in Rand Refinery. During February 2017, Rand Refinery resolved to convert the Facility to redeemable preference shares.

The equity-accounted investment in Rand Refinery movement for the year is as follows:

Figures in million - SA rand	2017	2016	2015
Balance at beginning of the year	72.4	148.7	55.1
Share of results of equity-accounted investee after tax[1]	124.5	(116.5)	114.5
Interest income on loan to equity-accounted investee capitalised	1.5	40.2	-
Loan repaid by equity-accounted investee	-	-	(20.9)
Balance at end of the year	198.4	72.4	148.7

[1] Rand Refinery is equity accounted based on its results for the period ended 30 November.

The Group’s interest in the summarised financial statements of Rand Refinery are:

Figures in million - SA rand	Note	2017	2016	2015
Revenue		649.0	903.0	1,021.0
Total comprehensive (loss)/income		374.0	(352.0)	346.0
Non-current assets		702.0	636.0	708.0
Current assets		669.0	419.0	512.0
Non-current liabilities		(31.0)	(1,095.0)	(992.0)
Current liabilities		(391.0)	(467.0)	(383.0)
Net assets/(liabilities) (100.0%)		949.0	(507.0)	(155.0)
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets/(liabilities) (33.1%)		314.1	(168.2)	(51.7)
Dividend received		(8.2)	(8.2)	(8.2)
Fair value adjustment[1]		(35.5)	(35.5)	(35.5)
Impairment	8	(119.6)	(119.6)	(119.6)
Loan to equity-accounted investee		-	403.9	363.7
Redeemable preference shares in excess of 33.1% interest[2]		47.6	-	-
Total investment in Rand Refinery		198.4	72.4	148.7

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained.

[2] Sibanye-Stillwater’s proportional share of the Facility was 37.4%. On conversion of the Facility to redeemable preference shares, the Group shares in more than its 33.1% interest of the net assets of Rand Refinery.

15.2 MIMOSA

Sibanye-Stillwater has a 50% interest in Mimosa Investments Limited (Mimosa), which owns and operates the Mimosa mine.

The equity-accounted investment in Mimosa movement for the year is as follows:

Figures in million - SA rand	Note	2017	2016	2015
Balance at the beginning of the year		2,049.3	-	-
Share of results of equity-accounted investee after tax		175.0	114.9	-
Equity-accounted investment on acquisition of subsidiaries	13.3	-	2,066.7	-
Foreign currency translation		(211.4)	(132.3)	-
Balance at end of the year		2,012.9	2,049.3	-

The Group’s interest in the summarised financial statements of Mimosa are:

Figures in million - SA rand	2017	2016	2015
Revenue	3,375.4	2,446.4	-
Amortisation and depreciation	(423.4)	(447.4)	-
Interest income	17.5	1.0	-
Finance expense	(20.0)	(22.4)	-
Income tax	(245.0)	(185.1)	-
Profit or loss	350.1	229.8	-
Other comprehensive income	72.7	(264.6)	-
Total comprehensive income	422.8	(34.8)	-
Non-current assets	4,007.8	4,079.0	-
Property, plant and equipment	4,007.8	4,079.0	-
Current assets	1,916.3	2,259.5	-
Cash and cash equivalents	281.5	191.2	-
Other current assets	1,634.7	2,068.3	-
Non-current liabilities	(993.6)	(1,131.2)	-
Non-current financial liabilities	(94.2)	(141.2)	-
Other non-current liabilities	(899.4)	(990.0)	-
Current liabilities	(539.0)	(900.1)	-
Current financial liabilities	(487.4)	(762.2)	-
Other current liabilities	(51.7)	(137.9)	-

Net assets (100.0%)	4,391.5	4,307.2	-
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	2,195.7	2,153.6	-
Reconciling items[1]	(182.8)	(104.3)	-
Total investment in Mimosa	2,012.9	2,049.3	-

[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture. In 2016, the reconciling items also included the remaining impairment of the Reserve Bank of Zimbabwe bond notes.

Repatriation of funds from Zimbabwe is subject to regulatory approval in Zimbabwe.